Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)		12 Months Ended
	Feb. 21, 2021	Dec. 31, 2020 PHP (₱) USD ($)	Dec. 31, 2019 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain		₱ 16,000,000	₱ 11,000,000
Accrued interest income		9,000,000	2,000,000
Fair value recognized		₱ 0	0
Exchange rate		1.00
Termination Date Various Dates In Two Thousand Eighteen
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	6.00
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	48.00
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	54.00
Termination Date Various Dates In Two Thousand Eighteen | US Dollar Liabilities [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate	48.00
PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)		₱ (483,000,000)	(40,000,000)
Foreign Exchange Contracts | Termination Date in January 23, 2031 | US Dollar Liabilities [Member] | Various Dates In July Two Thousand Twenty | Weighted Average
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy		6.00
Foreign Exchange Contracts | Termination Date in January 23, 2031 | Condition Three | US Dollar Liabilities [Member] | Various Dates In July Two Thousand Twenty | Weighted Average
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate		50.00
Foreign Exchange Contracts | Termination Date in January 23, 2031 | Condition One | US Dollar Liabilities [Member] | Various Dates In July Two Thousand Twenty | Weighted Average
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description		56.00
Foreign Exchange Contracts | Termination Date in January 23, 2031 | Condition Two | US Dollar Liabilities [Member] | Various Dates In July Two Thousand Twenty | Weighted Average
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate		56.00
Foreign Exchange Contracts | Termination Date in January 23, 2031 | Condition Four | US Dollar Liabilities [Member] | Various Dates In July Two Thousand Twenty | Weighted Average
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate		50.00
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to-market Gains (Losses)		₱ (514,000,000)	(71,000,000)
Transactions Designated As Hedges | PLDT [Member] | Long-term Foreign Currency Options [Member]
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain		342,000,000
Interest accrual		64,000,000
Hedge cost portion of the movements in the fair value		26,000,000
Transactions Designated As Hedges | Long Term Currency Swaps
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual		2,000,000	2,000,000
Hedge cost portion of the movements in the fair value		1,000,000	1,000,000
Net Mark-to-market Gains (Losses)		(13,000,000)	12,000,000
Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain		46,000,000	23,000,000
Interest accrual		6,000,000	7,000,000
Hedge cost portion of the movements in the fair value		2,000,000	2,000,000
Transactions Designated As Hedges | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual		197,000	3,000,000
Hedge cost portion of the movements in the fair value		0	0
Net Mark-to-market Gains (Losses)		₱ 2,000,000	₱ 6,000,000